Inventory	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Inventory
5.	Inventory
Inventory consisted primarily of raw materials, packaging and restaurant supplies and finished goods which were either at the retail location, warehouses, storage space or held with third party distributors.

	As at December 31, 2021	As at December 31, 2020

Raw materials	$ 3,446,596	$ 320,346

Packaging and restaurant supplies	1,282,278	333,728
Finished goods	3,745,381	541,461

	$ 8,474,255	$ 1,195,535
Included in finished goods inventory at December 31, 2021, was $263,609 (2020 - $12,053) of depreciation expense related to property and equipment and $120,939 (2020 - $7,502) related to right-of-use
assets used in production.

6.	Inventory
Inventory consisted primarily of raw materials, packaging and restaurant supplies and finished goods which were either at the retail location, warehouse, storage space or held with third party distributors.

	As at December 31
	2020	2019
Raw materials	$320,346	$25,057
Packaging and restaurant supplies	333,728	8,050
Finished goods	541,461	22,816

	$1,195,535	$55,923

Included in finished goods inventory at December 31, 2020, was $12,053 (2019 – $nil) of depreciation expense related to property and equipment and $7,502 (2019 – $nil) related to right-of-use
assets used in production.